Operating Segments (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Financial Information of Operating Segment

(income/expense in millions, average balances in billions)	Community Banking	Wholesale Banking	Wealth, Brokerage and Retirement	Other (1)	Consolidated Company
2014
Net interest income (2)	$29,709	$11,955	$3,179	$(1,316)	$43,527
Provision (reversal of provision) for credit losses	1,681	(266)	(50)	30	1,395
Noninterest income	21,153	11,527	11,039	(2,899)	40,820
Noninterest expense	28,126	12,975	10,907	(2,971)	49,037
Income (loss) before income tax expense (benefit)	21,055	10,773	3,361	(1,274)	33,915
Income tax expense (benefit)	6,350	3,165	1,276	(484)	10,307
Net income (loss) before noncontrolling interests	14,705	7,608	2,085	(790)	23,608
Less: Net income from noncontrolling interests	525	24	2	—	551
Net income (loss) (3)	$14,180	$7,584	$2,083	$(790)	$23,057
2013
Net interest income (2)	$28,839	$12,298	$2,888	$(1,225)	$42,800
Provision (reversal of provision) for credit losses	2,755	(445)	(16)	15	2,309
Noninterest income	21,500	11,766	10,315	(2,601)	40,980
Noninterest expense	28,723	12,378	10,455	(2,714)	48,842
Income (loss) before income tax expense (benefit)	18,861	12,131	2,764	(1,127)	32,629
Income tax expense (benefit)	5,799	3,984	1,050	(428)	10,405
Net income (loss) before noncontrolling interests	13,062	8,147	1,714	(699)	22,224
Less: Net income from noncontrolling interests	330	14	2	—	346
Net income (loss) (3)	$12,732	$8,133	$1,712	$(699)	$21,878
2012
Net interest income (2)	$29,045	$12,648	$2,768	$(1,231)	$43,230
Provision (reversal of provision) for credit losses	6,835	286	125	(29)	7,217
Noninterest income	24,360	11,444	9,392	(2,340)	42,856
Noninterest expense	30,840	12,082	9,893	(2,417)	50,398
Income (loss) before income tax expense (benefit)	15,730	11,724	2,142	(1,125)	28,471
Income tax expense (benefit)	4,774	3,943	814	(428)	9,103
Net income (loss) before noncontrolling interests	10,956	7,781	1,328	(697)	19,368
Less: Net income from noncontrolling interests	464	7	—	—	471
Net income (loss) (3)	$10,492	$7,774	$1,328	$(697)	$18,897
2014
Average loans	$503.2	313.4	52.1	(34.3)	834.4
Average assets	934.2	544.2	189.8	(74.9)	1,593.3
Average core deposits	642.3	274.0	154.9	(67.6)	1,003.6
2013
Average loans	499.3	287.7	46.1	(30.4)	802.7
Average assets	835.4	500.0	180.9	(70.3)	1,446.0
Average core deposits	620.1	237.2	150.1	(65.3)	942.1

(1)
Includes corporate items not specific to a business segment and the elimination of certain items that are included in more than one business segment, substantially all of which represents products and services for wealth management customers provided in Community Banking stores.

(2)
Net interest income is the difference between interest earned on assets and the cost of liabilities to fund those assets. Interest earned includes actual interest earned on segment assets and, if the segment has excess liabilities, interest credits for providing funding to other segments. The cost of liabilities includes interest expense on segment liabilities and, if the segment does not have enough liabilities to fund its assets, a funding charge based on the cost of excess liabilities from another segment.

(3)	Represents segment net income (loss) for Community Banking; Wholesale Banking; and Wealth, Brokerage and Retirement segments and Wells Fargo net income for the consolidated company.